Fair Value of Derivative Instruments - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended
Mar. 31, 2013
Derivatives, Fair Value [Line Items]
Aggregate notional amount of foreign exchange derivative financial instruments	$ 936
Foreign Exchange Forward
Derivatives, Fair Value [Line Items]
Gain (loss) on derivative contracts not designated as hedging instruments	$ 6